Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Republic [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed of Republic as of the date of acquisition (in thousands):

Cash	$206
Accounts receivable	39,177
Inventory	33,561
Other current assets	1,101
Property, plant and equipment	67,412
Goodwill	115,562
Other intangible assets	89,200
Other assets	3,118

Total assets acquired	349,337

Current liabilities	17,743

Total liabilities assumed	17,743

Net assets acquired	$331,594

Purchase Price Allocation of Identifiable Intangible Assets

The following table summarizes the purchase price allocation to the identifiable intangible assets of Republic as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$80,800	12 years
Trademarks and trade names	8,400	13 years

	$89,200

ITC [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed of ITC as of the date of acquisition (in thousands):

Cash	$1,058
Accounts receivable	33,173
Inventory	94,400
Other current assets	1,743
Property, plant and equipment	177,668
Goodwill	29,522
Other intangible assets	130,900
Other assets	1,287

Total assets acquired	469,751

Current liabilities	39,633

Total liabilities assumed	39,633

Net assets acquired	$430,118

Purchase Price Allocation of Identifiable Intangible Assets

The following table summarizes the purchase price allocation to the identifiable intangible assets of ITC as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$119,000	15 years
Trademarks and trade names	7,100	15 years
Other	4,800	5 years

	$130,900